Fair Value Measurements	6 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
4.	Fair Value Measurements:

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company's financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

			Fair Value at December 31, 2011						June 30, 2011
Assets	Total		Level 1		Level 2		Level 3		Total
	$		$		$		$		$
Cash equivalents		7,234,561		7,234,561		-		-	14,689,241
Marketable Securities		162,172		162,172		-		-	319,219

Liabilities
Warrant liability		9,626,541		-		-		9,626,541	16,914,660

The Company's cash equivalents and GIC are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash equivalents that are valued based on quoted market prices in active markets are primarily comprised of commercial paper, short-term certificates of deposit and U.S. Treasury securities. The amounts receivable represent amounts due from a national government regarding refund of taxes.

The estimated fair value of warrants and options accounted for as liabilities was determined on the date of closing and marked to market at each financial reporting period.  The change in fair value of the warrants is recorded in the statement of operations as a gain (loss) and is estimated using the Black-Scholes option-pricing model with the following inputs:

December 31, 2011
Risk free interest rate	0.11%
Expected life of warrants and options	Less than 1 year
Expected stock price volatility	73.6%
Expected dividend yield	0%

The changes in fair value of the warrants during the three month period ended December 31, 2011 was as follows:

Balance at September 30, 2011	$11,342,273
Issuance of warrants and options	-
Change in fair value recorded in earnings	(1,715,732)
Transferred to equity upon exercise	-
Balance at December 31, 2011	$9,626,541